Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases Details Narrative
Rental expense for operating leases	$ 100	$ 51	$ 0
Early cancellation fee for leases			$ 69